IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	12 Months Ended
Mar. 31, 2023
In-process Research And Development And Deferred Tax Liability
Schedule of In process research and development

		Value as of March 31,
Project #	Description	2023	2022
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$36,181	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	21,709	32,997
		57,890	117,210

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	22,723	–
PORT 8	Adenosine Receptors	420	–
PORT 9	Adenosine Receptors	472	–
		23,615	–

In-process research and development		$81,683	$117,388

Deferred tax liability		$13,195	$30,198